Significant Events - Poplar Creek Financing (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 07, 2016
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.95%
TAPC Holdings | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principle amount of senior secured bonds issued		CAD 202.5